Disposals and scrapping	12 Months Ended
Jun. 30, 2019
Disposals and scrapping
Disposals and scrapping

10Disposals and scrapping

		2019	2018	2017
for the year ended 30 June	Note	Rm	Rm	Rm

Property, plant and equipment	17	708	591	836
cost		7 245	6 297	7 037
accumulated depreciation and impairment		(6 537)	(5 706)	(6 201)
Assets under construction	18	852	1 200	105
Goodwill and other intangible assets		112	147	103
cost		336	319	173
accumulated amortisation and impairment		(224)	(172)	(70)
Equity accounted investments		—	1 525	—
Long-term receivables and prepaid expenses		—	—	7
Assets in disposal groups held for sale		94	215	—
Trade and other receivables		—	339	7
Cash and cash equivalents		—	36	—
Liabilities in disposal groups held for sale		(38)	—	—
Short-term provisions		—	(24)	—
Tax payable		—	(35)	—
Trade and other payables		—	(208)	(30)

		1 728	3 786	1 028
Non-controlling interest		—	(51)	—

		1 728	3 735	1 028
Total consideration		567	2 425	788
consideration received		567	2 316	788
long-term supply agreement		—	109	—

		(1 161)	(1 310)	(240)
Realisation of accumulated translation effects		52	482	29

Net loss on disposal		(1 109)	(828)	(211)

Consideration received comprising
Performance Chemicals — Heat Transfer Fuels (HTF) business		271	—	—
Base Chemicals — Investment in Petronas Chemicals LDPE Sdn Bhd and Petronas Chemicals Olefins Sdn Bhd		—	1 918	—
Energy — Property and mineral rights in the US (Lake de Smet)		—	215	—
Energy — Sale of Canada land		—	—	389
Other		296	183	399

Consideration received		567	2 316	788

Significant disposals and scrappings in 2019

Performance Chemicals — Heat Transfer Fuels (HTF) business

In 2019, we disposed of our HTF business with the producing assets located within the Marl facility in Germany.

Lake Charles Chemicals Project

In 2019, we scrapped R682 million (US$48 million) of cost incurred on the LCCP, mainly relating to rework required. Refer note 9.

Significant disposals in prior periods

Base Chemicals — Investment in Petronas Chemicals LDPE Sdn Bhd and Petronas Chemicals Olefins Sdn Bhd

Our divestment from Petronas Chemicals LDPE Sdn Bhd and Petronas Chemicals Olefins Sdn Bhd was concluded on 14 March 2018, resulting in a profit on disposal of R864 million, including the reclassification of the Foreign Currency Translation Reserve of R494 million.

Energy — US Gas-To-Liquids (GTL) Scrapping

We have scrapped the US GTL Project amounting to R1,1 billion (US$83 million) during the 2018 financial year.

Energy — Sale of Canada land

In 2017, we disposed of a portion of our land in Canada with a carrying value of R354 million (CAD35 million) for proceeds of R389 million (CAD38 million).